GOODWILL (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of goodwill [text block] [Abstract]
Goodwill	$ 2,209,576	$ 2,294,072	$ 2,672,550	$ 2,710,382